Label	Element	Value
TIFF Multi-Asset Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	TIFF MULTI-ASSET FUND
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

TIFF INVESTMENT PROGRAM (“TIP”)
TIFF MULTI-ASSET FUND (“MAF”)

Supplement Dated April 30, 2025
to the Prospectus Dated April 30, 2025,
the TIP Statement of Additional Information Dated April 30, 2025, and

the TIFF Multi-Asset Fund Summary Prospectus Dated April 30, 2025

This supplement provides new and additional information to the MAF prospectus referenced above, the MAF Statement of Additional Information referenced above, and the MAF summary prospectus referenced above.

As part of TIFF Advisory Services, LLC’s (“TAS’s”) ongoing commitment to the non-profit sector, TAS will continue to voluntarily waive 10% of its management fees for MAF, as commenced on November 1, 2023, and continuing through December 31, 2025. While TAS’s current intention is to continue to waive a portion of its management fees for MAF after December 31, 2025, the amount and timing of any such ongoing fee waivers has not yet been determined and such fee waivers, if provided, may not be material.